DISPOSAL OF SUBSIDIARIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
DISPOSAL OF SUBSIDIARIES
Gain from deconsolidation of a subsidiary		¥ 56,522
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
DISPOSAL OF SUBSIDIARIES
Gain from deconsolidation of a subsidiary		¥ 56,522
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding") | Disposal by sale
DISPOSAL OF SUBSIDIARIES
Ownership interest sold (as a percent)	5.00%	26.70%
Cash consideration	¥ 20,000	¥ 22,500
Previous intercompany loan, outstanding principal		¥ 24,514
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding") | Disposal by sale | Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
DISPOSAL OF SUBSIDIARIES
Ownership interest (as a percent)			24.30%